Commitments and Contingencies - Contractual Obligations (Table) (Details) $ in Thousands	Jun. 30, 2018 USD ($)
Other Commitments [Line Items]
2019	$ (49,194)
2020	(28,225)
2021	(12,630)
2022	(12,479)
2023	(12,319)
2024 and thereafter	(97,074)
Total	(211,921)
Future, minimum, non-cancellable charter revenue (1)
Other Commitments [Line Items]
2019	76,604
2020	0
2021	0
2022	0
2023	0
2024 and thereafter	0
Total	76,604
Future, minimum, charter-in hire payments (2)
Other Commitments [Line Items]
2019	(14,659)
2020	0
2021	0
2022	0
2023	0
2024 and thereafter	0
Total	(14,659)
Vessel upgrades (3)
Other Commitments [Line Items]
2019	(105,925)
2020	(15,443)
2021	0
2022	0
2023	0
2024 and thereafter	0
Total	(121,368)
Bareboat commitments charter hire (4)
Other Commitments [Line Items]
2019	(5,214)
2020	(12,782)
2021	(12,630)
2022	(12,479)
2023	(12,319)
2024 and thereafter	(97,074)
Total	$ (152,498)